                   OPPENHEIMER GOLD & SPECIAL MINERALS FUND
                   Supplement dated January 28, 2004 to the
                      Prospectus dated October 23, 2003

The Prospectus  supplement  dated December 18, 2003 is hereby  withdrawn.  The
Prospectus is changed as follows:

1.    The "Shareholder  Fees" table and  accompanying  footnotes on page 8 are deleted and replaced with the following:

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Shareholder Fees (charges paid directly from your investment):
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                                  Class   Class           Class
                                                  Class
                                  A       B       C       N
                                  Shares  Shares  Shares  Shares
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Maximum Sales Charge (Load)        5.75%   None    None    None
on purchases (as % of offering
price)
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Maximum Deferred Sales Charge
(Load)
(as % of the lower of the          None1    5%2     1%3    1%4
original offering price or
redemption proceeds)
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Redemption Fee (as a percentage    2.00%   2.00%   2.00%  2.00%
of total redemption proceeds)5
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1.  A  contingent   deferred  sales  charge  may  apply  to  redemptions  of
  investments  of $1 million or more ($500,000 for certain  retirement  plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.  Applies  to  redemptions  in first  year after  purchase.  The  contingent deferred  sales  charge  declines to 1% in the sixth year and is  eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares  redeemed  within 18 months of a retirement  plan's first purchase of Class N shares.
5.  The  redemption  fee  applies  to the  proceeds  of Fund  shares  that are redeemed  (either by  selling or  exchanging  to another  Oppenheimer  fund)
  within  30 days of  their  purchase.  See  "How to  Sell  Shares"  for  more information on when the redemption fee will apply.

2.    The third  paragraph  under the bulleted point  entitled  "Investing for the Shorter  Term" of the section  entitled  "WHICH CLASS OF SHARES SHOULD YOU
CHOOSE?"  which  appears  on page 16 should be  deleted  in its  entirety  and replaced with the following:

     And for  non-retirement  plan investors who invest $1 million or more, in most  cases  Class A shares  will be the  most  advantageous  choice,  no matter  how  long you  intend  to hold  your  shares.  For  that  reason, effective  February 2, 2004,  the  Distributor  normally  will not accept purchase  orders of  $250,000  or more of Class B shares or $1 million or more of Class C shares from a single investor.

3.    The  following  is added to the section in "About Your  Account - How to
Sell  Shares" on page 23 before the  sub-section  entitled  "Certain  Requests
Require a Signature Guarantee."

     Redemption  Fee.  Effective March 15, 2004, the Fund assesses a 2% fee on the  proceeds  of Fund  shares  that are  redeemed  (either by selling or
     exchanging  to  another   Oppenheimer  fund)  within  30  days  of  their
     purchase.  The  redemption  fee is paid to the Fund,  and is  intended to offset the trading costs,  market impact and other costs  associated with short-term  money  movements in and out of the Fund.  The  redemption fee is imposed to the extent  that Fund  shares  redeemed  exceed Fund shares that have been held more than 30 days.  For  shares of the Fund  acquired by exchange,  the holding  period prior to the exchange is not considered in determining whether to apply the redemption fee.

         The redemption fee is not imposed on shares:
o     held in certain omnibus accounts,  including  retirement plans qualified under  Sections  401(a) or 401(k) of the  Internal  Revenue  Code,
            Section 403(b)(7)  custodial plan accounts,  or plans administered as college  savings  programs  under  Section 529 of the  Internal
            Revenue Code,
o     redeemed  under  automatic  withdrawal  plans or pursuant  to  automatic re-balancing in OppenheimerFunds Portfolio Builder accounts,
         o  redeemed due to death or disability of the shareholder, or
o     redeemed  from  accounts  for which  the  dealer,  broker  or  financial institution  of record  has  entered  into an  agreement  with the
            Distributor for this purpose.

January 28, 2004                                              PS0410.027